CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common stock [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Retained earnings (deficit) [Member]	Accumulated other comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2009	$ 338	$ 269,958	$ (19,488)	$ 17,357	$ 15,538	$ 4,880	$ 288,583
Balance (in shares) at Dec. 31, 2009	29,943,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	0	1,266	0	0	0	0	1,266
Compensation related to restricted stock granted (in shares)	0
Other comprehensive loss	0	0	0	0	(16,135)	0	(16,135)
Net loss	0	0	0	(5,371)	0	451	(4,920)
Balance at Dec. 31, 2010	338	271,224	(19,488)	11,986	(597)	5,331	268,794
Balance (in shares) at Dec. 31, 2010	29,943,653
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	1	1,078	0	0	0	0	1,079
Compensation related to restricted stock granted (in shares)	67,975
Other comprehensive loss	0	0	0	0	(1,440)	(27)	(1,467)
Net loss	0	0	0	(18,805)	0	570	(18,235)
Balance at Dec. 31, 2011	339	272,302	(19,488)	(6,819)	(2,037)	5,874	250,171
Balance (in shares) at Dec. 31, 2011	30,011,628						30,011,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to restricted stock granted	4	526	0	0	0	0	530
Compensation related to restricted stock granted (in shares)	407,859
Other comprehensive loss	0	0	0	0	(541)	(19)	(560)
Issuance of common stock	1,100	218,900	0	0	0	0	220,000
Issuance of common stock (in shares)	110,000,000
Fees and Issuance expenses	0	(878)	0	0	0	0	(878)
Net loss	0	0	0	(63,657)	0	893	(62,764)
Balance at Dec. 31, 2012	$ 1,443	$ 490,850	$ (19,488)	$ (70,476)	$ (2,578)	$ 6,748	$ 406,499
Balance (in shares) at Dec. 31, 2012	140,419,487						140,419,487